Debt - Additional Information (Details) - USD ($)			3 Months Ended		6 Months Ended	9 Months Ended		12 Months Ended
	Jul. 24, 2023	Aug. 08, 2022	Sep. 30, 2023	Sep. 30, 2022	Jun. 30, 2023	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Debt Instrument [Line Items]
Borrowings outstanding			$ 35,409,000			$ 35,409,000		$ 49,375,000
Interest expense			2,074,000	$ 1,152,000		6,773,000	$ 1,174,000	$ 3,368,000	$ 536,000	$ 527,000
Number of warrants issued										1,184,834
Class of warrants or rights exercise price per share										$ 8.44
Warrants and rights outstanding, term								7 years		10 years
Loss on partial debt extinguishment			(3,168,000)			$ (3,168,000)
Term Loan Warrants [Member]
Debt Instrument [Line Items]
Fair value of warrant liabilities	$ 800,000
Before 1st Anniversary [Member]
Debt Instrument [Line Items]
Percentage of repayment of debt instrument						5.00%
Before 2nd Anniversary [Member]
Debt Instrument [Line Items]
Percentage of repayment of debt instrument						3.00%
Before 3rd Anniversary [Member]
Debt Instrument [Line Items]
Percentage of repayment of debt instrument						2.00%
After 3rd Anniversary [Member]
Debt Instrument [Line Items]
Percentage of repayment of debt instrument						0.00%
Term Loan [Member]
Debt Instrument [Line Items]
Credit line		$ 50,000,000
Third-party debt issuance costs		$ 4,200,000						$ 4,500,000
Borrowings outstanding			35,600,000			$ 35,600,000		$ 49,400,000
Debt instrument, maturity date	Feb. 08, 2026				Aug. 08, 2026			Aug. 08, 2026
Percentage of interest rate during period		2.00%
Percentage of interest paid in kind	1.00%
Interest expense	$ 100,000		2,100,000			$ 6,800,000		$ 3,400,000
Warrants vesting percentage first year		30.00%
Warrants vesting percentage second year		30.00%
Warrants vesting percentage third year		20.00%
Warrants vesting percentage fourth year		20.00%
Warrants and rights outstanding, term		7 years
Fair value of warrant liabilities		$ 5,200,000
Percentage of annual amortization, first year		2.50%
Percentage of annual amortization, second year		2.50%
Annual amortization, periodic payment		quarterly
Principal payments on Term Loan, thereafter		5.00%
Financial covenants, minimum revenue levels required each quarter prior to March 31, 2024	100,000,000
Financial covenants, minimum revenue levels required, thereafter and prior to December 31, 2025	120,000,000
Financial covenants, minimum liquidity levels required each quarter prior to March 31, 2024	20,000,000
Financial covenants, minimum liquidity levels required, thereafter and prior to December 31, 2025	$ 25,000,000
Principal payments on Term Loan for first year		$ 1,300,000
Principal payments on Term Loan Thereafter		2,500,000
Increase in rate of interest						2.00%
Percentage of repayment of debt instrument	5.00%
Partial prepayment on term loan	$ 15,000,000
Write off of unamortized debt discount and debt issuance costs	2,400,000
Loss on partial debt extinguishment			$ (3,200,000)			$ (3,200,000)
Prepayment premium	800,000
Paid in kind interest	$ 500,000
Term Loan [Member] | Maximum [Member]
Debt Instrument [Line Items]
Line of credit facility, additional amount of incremental facility		25,000,000
Term Loan [Member] | Secured Overnight Financing Rate [Member]
Debt Instrument [Line Items]
Credit line		$ 50,000,000
Percentage of interest rate on agreement		6.15%
Percentage of interest rate during period		7.15%
Percentage of interest paid in kind		3.00%
Debt instrument, effective interest rate		16.66%
Debt instrument, cash interest rate			12.21%			12.21%
Term Loan [Member] | Secured Overnight Financing Rate [Member] | Floor Rate [Member]
Debt Instrument [Line Items]
Percentage of interest rate during period		1.00%
Term Loan [Member] | Federal Funds Rate [Member]
Debt Instrument [Line Items]
Percentage of interest rate during period		0.50%
Term Loan [Member] | One Month SOFR [Member]
Debt Instrument [Line Items]
Percentage of interest rate during period		1.00%
Term Loan [Member] | Common Class A [Member]
Debt Instrument [Line Items]
Number of warrants issued		94,335						94,335
Class of warrants or rights exercise price per share	$ 20.5	$ 92.5						$ 92.5